Pursuant to Rule 497(e)

Registration No. 333-11283

SUNAMERICA SERIES, INC.

Focused Growth and Income Portfolio

Focused StarALPHA Portfolio

(the “Portfolios”)

Supplement dated April 1, 2011

to the Prospectus dated March 1, 2011

Effective immediately, John Massey will no longer serve as a portfolio manager of the Portfolios. Accordingly, all information in the Prospectus relating to Mr. Massey with respect to the Portfolios is hereby deleted.

In addition, under the heading “Investment Advisers,” the first paragraph on page 41 of the Prospectus is hereby deleted and replaced with the following:

“The Portfolio’s investment adviser is SunAmerica Asset Management Corp. (“SunAmerica”). The term “Adviser” refers to subadvisers selected by SunAmerica and to SunAmerica, to the extent it manages all or a portion of the Portfolio. The Portfolio is subadvised by BlackRock Investment Management, LLC (“BlackRock”), Kinetics Asset Management, Inc. (“Kinetics”) and Thornburg Asset Management, Inc. (“Thornburg”). SunAmerica also acts as Adviser for one portion of the Portfolio.”

In addition, under the heading “Information About the Advisers,” the information with respect to the Focused StarALPHA Portfolio in the table on page 71 of the Prospectus is hereby deleted and replaced with the following:

“Focused StarALPHA Portfolio	BlackRock Kinetics Thornburg SunAmerica”

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP1_FOCPR_2-11

SUNAMERICA SERIES, INC.

Focused Growth and Income Portfolio

Focused StarALPHA Portfolio

(the “Portfolios”)

Supplement dated April 1, 2011

to the Statement of Additional Information (“SAI”) dated March 1, 2011

Effective immediately, John Massey will no longer serve as a portfolio manager of the Portfolios. Accordingly, all information in the SAI relating to Mr. Massey with respect to the Portfolios is hereby deleted.

In addition, under the heading “The Advisers,” the last sentence of the first paragraph on page B-50 of the SAI, is hereby deleted and replaced with the following:

“SunAmerica advises one portion of the StarALPHA Portfolio and manages the Dividend Strategy Portfolio, Large-Cap Growth Portfolio, Small-Cap Value Portfolio, Small-Cap Growth Portfolio, Growth and Income Portfolio, Technology Portfolio and Strategic Value Portfolio by itself.”

Under the heading “The Advisers,” the information with respect to the Focused StarALPHA Portfolio in the table on page B-50 of the SAI is hereby deleted and replaced with the following:

“Focused StarALPHA Portfolio	BlackRock Kinetics Thornburg SunAmerica”

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SAI-SUP1_FOCPR_2-11